Licensing arrangement (Details) € in Millions				12 Months Ended
	Jan. 16, 2018 USD ($)	Jul. 01, 2016 EUR (€)	Dec. 01, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of geographical areas [line items]
Deferred revenues				$ 258,000	$ 55,000
License Agreement Terms
Disclosure of geographical areas [line items]
Deferred revenues					$ 541,000
Strongbridge
Disclosure of geographical areas [line items]
Non-refundable upfront payment received	$ 24,000,000.0
Share of costs from PIP				358,000
Ingredient cost reimbursement				$ 2,167,000
Cyntec | License Agreement Terms
Disclosure of geographical areas [line items]
Non-refundable upfront payment received | €		€ 0.5
Sinopharm | License Agreement Terms
Disclosure of geographical areas [line items]
Non-refundable upfront payment received			$ 1,000,000
FDA Approval Of Pediatric Use | Strongbridge
Disclosure of geographical areas [line items]
Percentage of cost sharing	70.00%
Payment for milestone	$ 5,000,000.0
Royalty Milestone One | Strongbridge
Disclosure of geographical areas [line items]
Royalty, percent of net sales	15.00%
Annual net sales threshold	$ 75,000,000.0
Royalty Milestone Two | Strongbridge
Disclosure of geographical areas [line items]
Royalty, percent of net sales	18.00%
Annual net sales threshold	$ 75,000,000.0
Royalty Milestone Three | Strongbridge
Disclosure of geographical areas [line items]
Royalty, percent of net sales	5.00%
Minimum | Commercial Milestone | Strongbridge
Disclosure of geographical areas [line items]
Payment for milestone	$ 4,000,000.0
Annual net sales threshold	25,000,000.0
Maximum | Commercial Milestone | Strongbridge
Disclosure of geographical areas [line items]
Payment for milestone	100,000,000.0
Annual net sales threshold	500,000,000.0
Adult Indication | Strongbridge
Disclosure of geographical areas [line items]
Non-refundable upfront payment received	$ 23,600,000
Percent of future revenue streams	84.00%
Pediatric Indication | Strongbridge
Disclosure of geographical areas [line items]
Non-refundable upfront payment received	$ 400,000
Percent of future revenue streams	16.00%